Prepayments and deposits	6 Months Ended
Jun. 30, 2023
Prepayments And Deposits [Abstract]
Prepayments and deposits	Prepayment and deposits

As at	June 30, 2023	December 31, 2022
Prepaid lease deposits	$0.7	$0.5
Prepaid transaction costs	2.9	0.6
Prepaid construction charges	3.6	1.4
Prepaid equipment deposits	87.2	86.1
Prepaid insurance	6.3	4.2
Other prepaids	2.8	2.4
Prepaids and deposits	$103.5	$95.2
Other prepaids consist principally of other deposits and prepaid subscriptions